Fair Value Measurements	6 Months Ended
Mar. 31, 2012
Fair Value Measurements [Abstract]
Fair Value Measurements
Note 10 — Fair Value Measurements

The Company follows FASB ASC Topic 820 "Fair Value Measurements," to record fair value adjustments to certain assets and to determine fair value disclosures for the Company's financial instruments. Investment and mortgage-backed securities available for sale are recorded at fair value on a recurring basis. Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as impaired loans, real estate owned and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or write-downs of individual assets.

The Company groups its assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level 1—	Valuation is based upon quoted prices for identical instruments traded in active markets.
Level 2—	Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-based valuation techniques for which all significant assumptions are observable in the market.

Level 3—	Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect the Company's own estimates of assumptions that market participants would use in pricing the asset.

The Company bases its fair values on the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It is our policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with the fair value hierarchy.

Fair value measurements for assets where there exists limited or no observable market data and, therefore, are based primarily upon the Company's or other third-party's estimates, are often calculated based on the characteristics of the asset, the economic and competitive environment and other factors. Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset. Additionally, there may be inherent weaknesses in any calculation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future valuations.

FASB ASC Topic 825 "Financial Instruments" provides an option to elect fair value as an alternative measurement for selected financial assets and financial liabilities not previously recorded at fair value. The fair value of a financial instrument is the current amount that would be exchanged between willing parties, other than in a forced liquidation.

The tables below present the balances of assets measured at fair value on a recurring basis at March 31, 2012, September 30, 2011 and 2010:

	March 31, 2012
	Total	Level 1	Level 2	Level 3
	(Unaudited)
	(Dollars in thousands)
Investment securities available for sale:
Debt securities:
U.S. government obligations	$5,005	$5,005	$—	$—
U.S. government agencies	22,977	—	22,977	—
FHLB notes	1,699	—	1,699	—
State and municipal obligations	2,606	—	2,606	—
Single issuer trust preferred security	758	—	758	—
Corporate debt securities	1,532	—	1,532	—
Total investment securities available for sale	34,577	5,005	29,572	—

Mortgage-backed securities available for sale:
FNMA:
Adjustable-rate	1,481	—	1,481	—
Fixed-rate	744	—	744	—
FHLMC:
Adjustable-rate	579	—	579	—
GNMA, adjustable-rate	143	—	143	—
CMO, fixed-rate-fate	44,177	—	44,177	—
Total mortgage-backed securities available for sale	47,124	—	47,124	—

Total	$81,701	$5,005	$76,696	$—

	September 30, 2011
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Investment securities available for sale:
Debt securities:
U.S. government obligations	$5,010	$5,010	$—	$—
U.S. government agencies	23,946	—	23,946	—
FHLB notes	4,496	—	4,496	—
State and municipal obligations	963	—	963	—
Single issuer trust preferred security	790	—	790	—
Corporate debt securities	2,214	—	2,214	—
Total investment securities available for sale	37,419	5,010	32,409	—

Mortgage-backed securities available for sale:
FNMA:
Adjustable-rate	2,635	—	2,635	—
Fixed-rate	954	—	954	—
FHLMC:
Adjustable-rate	664	—	664	—
Fixed-rate	352	—	352	—
GNMA, adjustable-rate	151	—	151	—
CMO, fixed-rate-fate	32,214	—	32,214	—
Total mortgage-backed securities available for sale	36,970	—	36,970	—

Total	$74,389	$5,010	$69,379	$—

	September 30, 2010
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Investment securities available for sale:
Debt securities:
U.S. government obligations	$4,997	$4,997	$—	$—
U.S. government agencies	12,745	—	12,745	—
FHLB notes	3,009	—	3,009	—
State and municipal obligations	1,207	—	1,207	—
Single issuer trust preferred security	759	—	759	—
Corporate debt securities	1,475	—	1,475	—
Total investment securities available for sale	24,192	4,997	19,195	—

Mortgage-backed securities available for sale:
FNMA:
Adjustable-rate	3,488	—	3,488	—
Fixed-rate	1,539	—	1,539	—
FHLMC:
Adjustable-rate	873	—	873	—
Fixed-rate	512	—	512	—
GNMA, adjustable-rate	169	—	169	—
CMO, fixed-rate	9,946	—	9,946	—
Total mortgage-backed securities available for sale	16,527	—	16,527	—

Total	$40,719	$4,997	$35,722	$—

For assets measured at fair value on a nonrecurring basis in March 31, 2012 and fiscal 2011 and fiscal 2010 that were still held at the end of the period, the following table provides the level of valuation assumptions used to determine each adjustment and the carrying value of the related individual assets or portfolios at March 31, 2012, September 30, 2011 and 2010:

	March 31, 2012
	Total	Level 1	Level 2	Level 3
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$2,104	$—	$—	$2,104
Impaired loans	5,141	—	—	5,141

Total	$7,245	$—	$—	$7,245

	March 31, 2012
	Fair Value at March 31, 2012	Valuation Technique	Unobservable Input	Range
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$2,104	Discounted appraisals	Collateral discounts	4–30%
Impaired loans	5,141	Discounted appraisals	Collateral discounts	8–60%

Total	$7,245

	September 30, 2011
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Other real estate owned	$3,382	$—	$—	$3,382
Impaired loans	6,831	—	—	6,831

Total	$10,213	$—	$—	$10,213

	September 30, 2011
	Fair Value at September 30, 2011	Valuation Technique	Unobservable Input	Range
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$3,382	Discounted appraisals	Collateral discounts	5–50%
Impaired loans	6,831	Discounted appraisals	Collateral discounts	10–60%

Total	$10,213

	September 30, 2010
	Total	Level 1	Level 2	Level 3
	(Dollars in thousands)
Other real estate owned	$4,716	$—	$—	$4,716
Impaired loans	10,747	—	—	10,747

Total	$15,463	$—	$—	$15,463

	September 30, 2010
	Fair Value at September 30, 2010	Valuation Technique	Unobservable Input	Range
	(Unaudited)
	(Dollars in thousands)
Other real estate owned	$4,716	Discounted appraisals	Collateral discounts	5-53%
Impaired loans	10,747	Discounted appraisals	Collateral discounts	26-68%

Total	$15,463

The table below presents a summary of activity in our other real estate owned during the six months ended March 31, 2012 and year ended September 30, 2011 and 2010:

		Six Months Ended March 31, 2012
	Balance as of September 30, 2011	Additions	Sales, net	Write-downs	Balance as of March 31, 2012
	(Unaudited)
	(Dollars in thousands)
Residential mortgage	$3,872	$353	$2,608	$243	$1,374
Construction and Development:
Land	—	164	—	—	164
Commercial:
Commercial real estate	4,415	232	1,247	229	3,171
Other	34	—	—	—	34
Total	$8,321	$749	$3,855	$472	$4,743

		Year Ended September 30, 2011
	Balance as of September 30, 2010	Additions	Sales, net	Write-downs	Balance as of September 30, 2011
	(Dollars in thousands)
Residential mortgage	$1,538	$4,894	$2,182	$378	$3,872
Construction and Development:
Residential and commercial	1,085	—	1,045	40	—
Commercial:
Commercial real estate	2,602	6,468	3,023	1,632	4,415
Multi-family	70	1,064	729	405	—
Other	20	34	20	—	34
Total	$5,315	$12,460	$6,999	$2,455	$8,321

		Year Ended September 30, 2010
	Balance as of September 30, 2009	Additions	Sales, net	Write-downs	Balance as of September 30, 2010
	(Dollars in thousands)
Residential mortgage	$1,567	$1,398	$775	$652	$1,538
Construction and Development:
Residential and commercial	197	1,320	196	236	1,085
Commercial:
Commercial real estate	4,006	345	592	1,157	2,602
Multi-family	—	147	—	77	70
Other	20	—	—	—	20
Consumer:
Second mortgages	85	—	85	—	—
Total	$5,875	$3,210	$1,648	$2,122	$5,315

The following disclosure of the estimated fair value of financial instruments is made in accordance with the requirements of FASB ASC 825. The estimated fair value amounts have been determined by the Company using available market information and appropriate valuation methods. However, considerable judgment is necessarily required to interpret market data to develop the estimates of fair value. Accordingly, the estimates presented herein are not necessarily indicative of the amounts the Company would realize in a current market exchange. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts. FASB ASC 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The fair value estimates presented herein are based on pertinent information available to management as of March 31, 2012, September 30, 2011 and 2010. Although management is not aware of any factors that would significantly affect the estimated fair value amounts, such amounts have not been comprehensively revalued for purposes of these financial statements since March 31, 2012, September 30, 2011 and 2010 and, therefore, current estimates of fair value may differ significantly from the amounts presented herein.

The following assumptions were used to estimate the fair value of the Company's financial instruments:

Cash and Cash Equivalents—These assets are carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Investment Securities—Investment and mortgage-backed securities available for sale (carried at fair value) and held to maturity (carried at amortized cost) are measured at fair value on a recurring basis. Fair value measurements for these securities are typically obtained from independent pricing services that we have engaged for this purpose. When available, we, or our independent pricing service, use quoted market prices to measure fair value. If market prices are not available, fair value measurement is based upon models that incorporate available trade, bid and other market information and for structured securities, cash flow and, when available, loan performance data. Because many fixed income securities do not trade on a daily basis, our independent pricing service's applications apply available information through processes such as benchmark curves, benchmarking of like securities, sector groupings and matrix pricing to prepare evaluations. For each asset class, pricing applications and models are based on information from market sources and integrate relevant credit information. All of our securities available for sale are valued using either of the foregoing methodologies to determine fair value adjustments recorded to our financial statements. The Company had no Level 3 securities as of March 31, 2012 (unaudited), September 30, 2011 or September 30, 2010.

Loans Receivable—We do not record loans at fair value on a recurring basis. As such, valuation techniques discussed herein for loans are primarily for estimating fair value for FASB ASC 825 disclosure purposes. However, from time to time, we record nonrecurring fair value adjustments to loans to reflect partial write-downs for impairment or the full charge-off of the loan carrying value. The valuation of impaired loans is discussed below. The fair value estimate for FASB ASC 825 purposes differentiates loans based on their financial characteristics, such as product classification, loan category, pricing features and remaining maturity. Prepayment and credit loss estimates are evaluated by loan type and rate. The fair value of loans is estimated by discounting contractual cash flows using discount rates based on current industry pricing, adjusted for prepayment and credit loss estimates.

Impaired Loans—Impaired loans are valued utilizing independent appraisals that rely upon quoted market prices for similar assets in active markets. These appraisals include adjustments to comparable assets based on the appraisers' market knowledge and experience. The appraisals are adjusted downward by management, as necessary, for changes in relevant valuation factors subsequent to the appraisal date and are considered level 3 inputs.

Accrued Interest Receivable—This asset is carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Restricted Stock—Although restricted stock is an equity interest in the FHLB, it is carried at cost because it does not have a readily determinable fair value as its ownership is restricted and it lacks a market. The estimated fair value approximates the carrying amount.

Other Real Estate Owned— Assets acquired through foreclosure or deed in lieu of foreclosure are recorded at estimated fair value less estimated selling costs when acquired, thus establishing a new cost basis. Fair value is generally based on independent appraisals. These appraisals include adjustments to comparable assets based on the appraisers' market knowledge and experience, and are considered level 3 inputs. When an asset is acquired, the excess of the loan balance over fair value, less estimated selling costs, is charged to the allowance for loan losses. If the estimated fair value of the asset declines, a write-down is recorded through expense. The valuation of foreclosed assets is subjective in nature and may be adjusted in the future because of, among other factors, changes in the economic conditions.

Deposits—Deposit liabilities are carried at cost. As such, valuation techniques discussed herein for deposits are primarily for estimating fair value for FASB ASC 825 disclosure purposes. The fair value of deposits is discounted based on rates available for borrowings of similar maturities. A decay rate is estimated for non-time deposits. The discount rate for non-time deposits is adjusted for servicing costs based on industry estimates.

Long-Term Borrowings—Advances from the FHLB are carried at amortized cost. However, we are required to estimate the fair value of long-term debt under FASB ASC 825. The fair value is based on the contractual cash flows discounted using rates currently offered for new notes with similar remaining maturities.

Accrued Interest Payable—This liability is carried at historical cost. The carrying amount is a reasonable estimate of fair value because of the relatively short time between the origination of the instrument and its expected realization.

Commitments to Extend Credit and Letters of Credit—The majority of the Company's commitments to extend credit and letters of credit carry current market interest rates if converted to loans. Because commitments to extend credit and letters of credit are generally unassignable by either the Bank or the borrower, they only have value to the Company and the borrower. The estimated fair value approximates the recorded deferred fee amounts, which are not significant.
Mortgage Servicing Rights—The fair value of mortgage servicing rights is based on observable market prices when available or the present value of expected future cash flows when not available. Assumptions, such as loan default rates, costs to service, and prepayment speeds significantly affect the estimate of future cash flows. Mortgage servicing rights are carried at the lower of cost or fair value.

The carrying amount and estimated fair value of the Company's financial instruments as of March 31, 2012, September 30, 2011 and 2010 were as follows:

	March 31, 2012
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(Unaudited)
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$58,625	$58,625	$—	$58,625	$—
Investment securities available for sale	81,701	81,701	5,005	76,696	—
Investment securities held to maturity	696	746	—	746	—
Loans receivable, net	467,028	484,194	—		484,194
Accrued interest receivable	1,632	1,632	—	1,632	—
Restricted stock	4,827	4,827	4,827	—	—
Mortgage servicing rights	143	143	—	143	—

Financial liabilities:
Savings accounts	46,996	46,996	—	46,996	—
Checking and NOW accounts	116,501	116,501	—	116,501	—
Money market accounts	79,248	79,248	—	79,248	—
Certificates of deposit	294,284	302,482	—	302,482	—
FHLB advances	48,593	57,422	—	57,422	—
Accrued interest payable	246	246	—	246	—

	September 30, 2011
	Carrying Amount	Fair Value	Level 1	Level 2	Level 3
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$33,496	$33,496	$—	$33,496	$—
Investment securities available for sale	74,389	74,389	5,010	69,379	—
Investment securities held to maturity	3,797	4,024	—	4,024	—
Loans receivable, net	506,019	527,628	—		527,628
Accrued interest receivable	1,897	1,897	—	1,897	—
Restricted stock	5,349	5,349	5,349		—
Mortgage servicing rights	128	128	—	128	—

Financial liabilities:
Savings accounts	45,067	45,067	—	45,067	—
Checking and NOW accounts	108,555	108,555	—	108,555	—
Money market accounts	86,315	86,315	—	86,315	—
Certificates of deposit	314,518	323,634	—	323,634	—
FHLB advances	49,098	53,643	—	53,643	—
Accrued interest payable	233	233	—	233	—

	September 30, 2010
	Carrying Amount	Fair Value
	(Dollars in thousands)
Financial assets:
Cash and cash equivalents	$81,395	$81,395
Investment securities available for sale	40,719	40,719
Investment securities held to maturity	4,716	4,925
Loans receivable, net	547,323	564,936
Accrued interest receivable	2,113	2,113
Restricted stock	6,567	6,567
Mortgage servicing rights	134	134

Financial liabilities:
Savings accounts	42,385	42,385
Checking and NOW accounts	101,868	101,868
Money market accounts	80,980	80,980
Certificates of deposit	371,625	372,388
FHLB advances	55,334	58,208
Accrued interest payable	267	267